Consolidated statements of changes in shareholders' equity - EUR (€)	Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]		Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]		Total
Equity at beginning of period at Dec. 31, 2021	€ 32,341,000,000	€ 10,640,000,000	€ 16,859,000,000	€ 5,497,000,000	€ (399,000,000)	€ (257,000,000)		€ 3,020,000,000	€ 2,825,000,000	€ 195,000,000		€ 35,361,000,000
Equity at beginning of period (in shares) at Dec. 31, 2021												2,660,056,599
Consolidated comprehensive income	1,591,000,000				1,218,000,000	373,000,000		302,000,000	249,000,000	54,000,000		€ 1,893,000,000
Share-based compensation	5,000,000				5,000,000			1,000,000	1,000,000			6,000,000
Dividends	(1,063,000,000)				(1,063,000,000)			(277,000,000)	(277,000,000)			(1,340,000,000)
Subordinated notes remuneration	(121,000,000)				(121,000,000)							(121,000,000)
Changes in ownership interests with no gain/loss of control	2,000,000				2,000,000			(3,000,000)	(3,000,000)			(1,000,000)
Changes in ownership interests with gain/loss of control								(1,000,000)	(1,000,000)			(1,000,000)
Other movements	3,000,000				3,000,000			5,000,000	5,000,000			8,000,000
Equity at end of period at Jun. 30, 2022	32,753,000,000	10,640,000,000	16,859,000,000	5,497,000,000	(358,000,000)	116,000,000		3,054,000,000	2,805,000,000	249,000,000		€ 35,807,000,000
Equity at end of period (in shares) at Jun. 30, 2022												2,660,056,599
Consolidated comprehensive income	459,000,000				928,000,000	(469,000,000)		184,000,000	222,000,000	(38,000,000)		€ 643,000,000
Share-based compensation	6,000,000				6,000,000			2,000,000	2,000,000			8,000,000
Purchase of treasury shares	7,000,000				7,000,000							7,000,000
Dividends	(798,000,000)				(798,000,000)			(51,000,000)	(51,000,000)			(849,000,000)
Issues and purchases of subordinated notes	(496,000,000)			(547,000,000)	51,000,000							(496,000,000)
Subordinated notes remuneration	(94,000,000)				(94,000,000)							(94,000,000)
Changes in ownership interests with no gain/loss of control	(8,000,000)				(8,000,000)			(3,000,000)	(3,000,000)			(11,000,000)
Changes in ownership interests with gain/loss of control								1,000,000	1,000,000			1,000,000
Other movements	(32,000,000)				(32,000,000)			(16,000,000)	(16,000,000)			(48,000,000)
Equity at end of period at Dec. 31, 2022	31,784,000,000	10,640,000,000	16,859,000,000	4,950,000,000	(313,000,000)	(353,000,000)		3,172,000,000	2,960,000,000	211,000,000		€ 34,956,000,000
Equity at end of period (in shares) at Dec. 31, 2022												2,660,056,599
Consolidated comprehensive income	579,000,000				877,000,000	(299,000,000)	[1]	222,000,000	211,000,000	11,000,000	[1]	€ 801,000,000
Share-based compensation	5,000,000				5,000,000			1,000,000	1,000,000			6,000,000
Purchase of treasury shares	2,000,000				2,000,000							2,000,000
Dividends	(1,064,000,000)				(1,064,000,000)			(374,000,000)	(374,000,000)			(1,438,000,000)
Issues and purchases of subordinated notes	177,000,000			198,000,000	(22,000,000)							177,000,000
Subordinated notes remuneration	(100,000,000)				(100,000,000)							(100,000,000)
Changes in ownership interests with no gain/loss of control	(6,000,000)				(6,000,000)			(2,000,000)	(2,000,000)			(7,000,000)
Other movements	11,000,000				11,000,000							11,000,000
Equity at end of period at Jun. 30, 2023	€ 31,386,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 5,148,000,000	€ (610,000,000)	€ (652,000,000)		€ 3,019,000,000	€ 2,797,000,000	€ 222,000,000		€ 34,406,000,000
Equity at end of period (in shares) at Jun. 30, 2023												2,660,056,599

[1]	At June 30, 2023, the variation of (288) million euros in other comprehensive income includes changes in cash flow hedging in pound sterling for (159) million euros and in US dollars for (88) million euros of Orange SA